Significant accounting policies - Fair value measurement (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets
Financial assets at fair value	kr 360,634	kr 358,538
Financial liabilities at fair value	330,209	330,196
Level 3 | Maximum
Disclosure of fair value measurement of assets
Effect of changing the non-observable parameters	16	25
Level 3 | Minimum
Disclosure of fair value measurement of assets
Effect of changing the non-observable parameters	(16)	(25)
Fair value | Level 2
Disclosure of fair value measurement of assets
Financial assets at fair value	45,000	41,000
Financial liabilities at fair value	kr 18,000	kr 23,000
Percentage of total financial assets	13.00%	12.00%
Percentage of total financial liabilities	6.00%	7.00%
Fair value | Level 3
Disclosure of fair value measurement of assets
Financial assets at fair value	kr 0	kr 0
Financial liabilities at fair value	kr 5,000	kr 11,000
Percentage of total financial assets	0.00%	0.00%
Percentage of total financial liabilities	1.00%	3.00%